Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 196,661	$ 266,937
Short-term investments	50,106	37,459
Accounts and notes receivable, net	147,980	124,273
Other receivables	38,719	26,790
Inventories	52,830	50,088
Prepaid expenses and other current assets	118,982	119,995
Derivative instruments	0	58,821
Total current assets	605,278	684,363
Non-current assets
Miscellaneous	104,225	81,662
Collateral deposits	2,500	2,500
Property and equipment, net	1,119,885	856,085
Net intangible assets and goodwill	70,026	54,569
Deferred income taxes	98,163	87,972
Derivative instruments	46,486	34,088
Equity method investments	18,111	14,708
Lease right of use asset	954,564	820,683
Total non-current assets	2,413,960	1,952,267
Total assets	3,019,238	2,636,630
Current liabilities
Accounts payable	374,986	353,468
Royalties payable to McDonald’s Corporation	21,292	21,280
Income taxes payable	77,722	65,311
Other taxes payable	85,421	81,371
Accrued payroll and other liabilities	142,487	115,327
Provision for contingencies	1,447	2,272
Interest payable	7,447	7,906
Short-term debt	29,533	318
Current portion of long-term debt	1,803	19,033
Derivative instruments	6,025	10,215
Operating lease liabilities	93,507	82,911
Total current liabilities	841,670	759,412
Non-current liabilities
Accrued payroll and other liabilities	27,513	28,781
Provision for contingencies	49,172	42,567
Long-term debt, excluding current portion	713,038	711,671
Derivative instruments	16,733	18,167
Deferred income taxes	1,166	3,931
Operating lease liabilities	853,107	747,674
Total non-current liabilities	1,660,729	1,552,791
Total liabilities	2,502,399	2,312,203
Equity
Additional paid-in capital	8,719	9,206
Retained earnings	566,188	424,936
Accumulated other comprehensive loss	(563,081)	(613,460)
Common stock in treasury	(19,367)	(19,367)
Total Arcos Dorados Holdings Inc. shareholders’ equity	515,281	323,623
Non-controlling interests in subsidiaries	1,558	804
Total equity	516,839	324,427
Total liabilities and equity	3,019,238	2,636,630
Class A
Equity
Common stock	389,907	389,393
Class B
Equity
Common stock	$ 132,915	$ 132,915